financial instruments - Fair Values Derivatives (Details)	6 Months Ended								12 Months Ended
	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 CAD ($) $ / shares	Jun. 30, 2023 CAD ($) ₱ / shares	Jun. 30, 2023 CAD ($) $ / $	Jun. 30, 2023 CAD ($) $ / €	Jun. 30, 2023 CAD ($) € / $	Jun. 30, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 CAD ($) $ / shares	Dec. 31, 2022 CAD ($) ₱ / shares	Dec. 31, 2022 CAD ($) $ / $	Dec. 31, 2022 CAD ($) $ / €	Dec. 31, 2022 CAD ($) € / $	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about financial instruments
Current Assets, Fair value and carrying value	$ 55,000,000	$ 55,000,000	$ 55,000,000	$ 55,000,000	$ 55,000,000	$ 55,000,000	$ 55,000,000	$ 55,000,000	$ 83,000,000	$ 83,000,000	$ 83,000,000	$ 83,000,000	$ 83,000,000	$ 83,000,000	$ 83,000,000	$ 83,000,000
Current Liabilities, Fair value and carrying value	39,000,000	39,000,000	39,000,000	39,000,000	39,000,000	39,000,000	39,000,000	$ 39,000,000	18,000,000	18,000,000	18,000,000	18,000,000	18,000,000	18,000,000	18,000,000	$ 18,000,000
Derivative assets | Cash flow hedging item (HFH)
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Hedge ratio								1.00%								1.00%
Derivative assets | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
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Spread included in fair value of derivative instruments		115,000,000								123,000,000
Derivative assets | Currency risk related to long-term debt | Cash flow hedging item (HFH) | European euro
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Spread included in fair value of derivative instruments		3,000,000								1,000,000
Current Asset derivatives
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Current Assets, Fair value and carrying value	$ 55,000,000	55,000,000	55,000,000	55,000,000	55,000,000	55,000,000	55,000,000	$ 55,000,000	$ 83,000,000	83,000,000	83,000,000	83,000,000	83,000,000	83,000,000	83,000,000	$ 83,000,000
Current Asset derivatives | Currency risk related to purchases | Cash flow hedging item (HFH) | U.S. Dollars
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Maximum maturity date	2024								2023
Current Assets, Notional amount	$ 101,000,000	101,000,000	101,000,000	101,000,000	101,000,000	101,000,000	101,000,000	101,000,000	$ 397,000,000	397,000,000	397,000,000	397,000,000	397,000,000	397,000,000	397,000,000	397,000,000
Current Assets, Fair value and carrying value	$ 2,000,000	2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000	2,000,000	2,000,000	2,000,000	$ 21,000,000	21,000,000	$ 21,000,000	$ 21,000,000	$ 21,000,000	21,000,000	21,000,000	21,000,000
Rate			1.00		1.29						1.00		1.28
Current Asset derivatives | Currency risk related to revenues | Cash flow hedging item (HFH) | U.S. Dollars
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Rate			1.00	56							1.00	55
Current Asset derivatives | Currency risk related to revenues | HFT | U.S. Dollars
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Maximum maturity date	2024								2023
Current Assets, Notional amount	$ 91,000,000	91,000,000	$ 91,000,000	$ 91,000,000	$ 91,000,000	91,000,000	91,000,000	91,000,000	$ 72,000,000	72,000,000	$ 72,000,000	$ 72,000,000	$ 72,000,000	72,000,000	72,000,000	72,000,000
Current Assets, Fair value and carrying value	$ 1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	$ 1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Current Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
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Maximum maturity date	2023								2023
Current Assets, Notional amount	$ 139,000,000	139,000,000	$ 139,000,000	139,000,000	$ 139,000,000	139,000,000	139,000,000	139,000,000	$ 526,000,000	526,000,000	526,000,000	526,000,000	526,000,000	526,000,000	526,000,000	526,000,000
Current Assets, Fair value and carrying value									$ 9,000,000	9,000,000	$ 9,000,000	9,000,000	$ 9,000,000	9,000,000	9,000,000	9,000,000
Rate			1.00		1.32						1.00		1.33
Current Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | European euro
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Maximum maturity date	2028								2025
Current Assets, Notional amount	$ 45,000,000	45,000,000	$ 45,000,000	45,000,000	$ 45,000,000	45,000,000	45,000,000	45,000,000	$ 31,000,000	31,000,000	$ 31,000,000	31,000,000	$ 31,000,000	31,000,000	31,000,000	31,000,000
Current Assets, Fair value and carrying value	$ 19,000,000	$ 19,000,000	$ 19,000,000	$ 19,000,000	$ 19,000,000	$ 19,000,000	$ 19,000,000	$ 19,000,000	$ 26,000,000	26,000,000	26,000,000	26,000,000	26,000,000	$ 26,000,000	$ 26,000,000	26,000,000
Rate			1.00			1.09								1.09	1.00
Current Asset derivatives | Interest rate risk | Cash flow hedging item (HFH) | 2.98% non-fixed rate credit facility
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Interest rate on borrowings	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Current Asset derivatives | Interest rate risk | Cash flow hedging item (HFH) | 3.5% non-fixed rate credit facility
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Maximum maturity date	2028								—
Current Assets, Notional amount	$ 11,000,000	$ 11,000,000	$ 11,000,000	$ 11,000,000	$ 11,000,000	$ 11,000,000	$ 11,000,000	$ 11,000,000
Current Assets, Fair value and carrying value	$ 5,000,000	$ 5,000,000	$ 5,000,000	$ 5,000,000	$ 5,000,000	$ 5,000,000	$ 5,000,000	$ 5,000,000
Interest rate on borrowings	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Current Asset derivatives | Price risk associated with purchase of electrical power | HFT
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Maximum maturity date	2047								2047
Current Assets, Notional amount	$ 36,000,000	$ 36,000,000	$ 36,000,000	$ 36,000,000	$ 36,000,000	$ 36,000,000	$ 36,000,000	$ 36,000,000	$ 36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	$ 36,000,000	$ 36,000,000	36,000,000
Current Assets, Fair value and carrying value	28,000,000	28,000,000	28,000,000	28,000,000	28,000,000	28,000,000	28,000,000	28,000,000	26,000,000	26,000,000	26,000,000	26,000,000	26,000,000	26,000,000	26,000,000	26,000,000
Electrical consumption commodity derivative, Price (CAD/MWh).		30.39								29.66
Other Long-Term Asset derivatives
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Other Long-Term Assets, Fair value and carrying value	$ 154,000,000	154,000,000	154,000,000	154,000,000	$ 154,000,000	154,000,000	154,000,000	154,000,000	$ 250,000,000	250,000,000	$ 250,000,000	250,000,000	$ 250,000,000	250,000,000	250,000,000	250,000,000
Other Long-Term Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
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Maximum maturity date	2048								2048
Rate					1.27						1.00		1.30
Other Long-Term Assets, Notional amount	$ 2,068,000,000	2,068,000,000	2,068,000,000	2,068,000,000	$ 2,068,000,000	2,068,000,000	2,068,000,000	2,068,000,000	$ 4,443,000,000	4,443,000,000	$ 4,443,000,000	4,443,000,000	$ 4,443,000,000	4,443,000,000	4,443,000,000	4,443,000,000
Other Long-Term Assets, Fair value and carrying value	$ 6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	$ 6,000,000	6,000,000	6,000,000	$ 66,000,000	66,000,000	66,000,000	66,000,000	66,000,000	$ 66,000,000	$ 66,000,000	66,000,000
Other Long-Term Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | European euro
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Maximum maturity date	2028								2025
Rate						1.09								1.09	1.00
Other Long-Term Assets, Notional amount	$ 606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	$ 606,000,000	606,000,000	606,000,000	$ 454,000,000	454,000,000	454,000,000	454,000,000	454,000,000	$ 454,000,000	$ 454,000,000	454,000,000
Other Long-Term Assets, Fair value and carrying value	$ 9,000,000	9,000,000	9,000,000	9,000,000	9,000,000	9,000,000	9,000,000	9,000,000	$ 17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000
Other Long-Term Asset derivatives | Interest rate risk | Cash flow hedging item (HFH) | 3.4% non-fixed rate credit facility
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Maximum maturity date	2028								—
Current Assets, Notional amount	$ 87,000,000	$ 87,000,000	$ 87,000,000	$ 87,000,000	$ 87,000,000	$ 87,000,000	$ 87,000,000	$ 87,000,000
Non-fixed interest rate	3.40%	3.40%	3.40%	3.40%	3.40%	3.40%	3.40%	3.40%
Other Long-Term Asset derivatives | Price risk associated with purchase of electrical power | HFT
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Price										39.15
Other Long-Term Asset derivatives | Price risk associated with purchase of electrical power | HFT
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Maximum maturity date	2047								2047
Price		$ 39.24
Other Long-Term Assets, Notional amount	$ 234,000,000	234,000,000	$ 234,000,000	$ 234,000,000	$ 234,000,000	$ 234,000,000	$ 234,000,000	$ 234,000,000	$ 264,000,000	264,000,000	264,000,000	264,000,000	264,000,000	264,000,000	264,000,000	264,000,000
Other Long-Term Assets, Fair value and carrying value	139,000,000	139,000,000	139,000,000	139,000,000	139,000,000	139,000,000	139,000,000	139,000,000	167,000,000	167,000,000	167,000,000	167,000,000	167,000,000	167,000,000	167,000,000	167,000,000
Current Liabilities derivatives
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Current Liabilities, Fair value and carrying value	$ 39,000,000	39,000,000	39,000,000	39,000,000	$ 39,000,000	39,000,000	39,000,000	39,000,000	$ 18,000,000	18,000,000	$ 18,000,000	18,000,000	$ 18,000,000	18,000,000	18,000,000	18,000,000
Current Liabilities derivatives | Currency risk related to purchases | Cash flow hedging item (HFH) | U.S. Dollars
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Maximum maturity date	2024								2023
Rate					1.34						1.00		1.36
Current Liabilities, Notional amount	$ 414,000,000	414,000,000	414,000,000	414,000,000	$ 414,000,000	414,000,000	414,000,000	414,000,000	$ 111,000,000	111,000,000	$ 111,000,000	111,000,000	$ 111,000,000	111,000,000	111,000,000	111,000,000
Current Liabilities, Fair value and carrying value	$ 8,000,000	8,000,000	$ 8,000,000	$ 8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	$ 1,000,000	1,000,000	$ 1,000,000	$ 1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Current Liabilities derivatives | Currency risk related to revenues | Cash flow hedging item (HFH) | U.S. Dollars
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Rate			1.00	56							1.00	55
Current Liabilities derivatives | Currency risk related to revenues | HFT | U.S. Dollars
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Maximum maturity date	2024								2023
Current Liabilities, Notional amount	$ 42,000,000	42,000,000	$ 42,000,000	$ 42,000,000	$ 42,000,000	42,000,000	42,000,000	42,000,000	$ 68,000,000	68,000,000	$ 68,000,000	$ 68,000,000	68,000,000	68,000,000	68,000,000	68,000,000
Current Liabilities, Fair value and carrying value									$ 3,000,000	3,000,000	$ 3,000,000	3,000,000	$ 3,000,000	3,000,000	3,000,000	3,000,000
Current Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
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Maximum maturity date	2023								2023
Rate					1.34						1.00		1.37
Current Liabilities, Notional amount	$ 1,876,000,000	1,876,000,000	1,876,000,000	1,876,000,000	$ 1,876,000,000	1,876,000,000	1,876,000,000	1,876,000,000	$ 957,000,000	957,000,000	$ 957,000,000	957,000,000	$ 957,000,000	957,000,000	957,000,000	957,000,000
Current Liabilities, Fair value and carrying value	31,000,000	31,000,000	31,000,000	31,000,000	31,000,000	31,000,000	31,000,000	31,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000
Other Long-Term Liabilities derivatives
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Other Long-Term Liabilities, Fair value and carrying value	$ 76,000,000	76,000,000	$ 76,000,000	76,000,000	$ 76,000,000	76,000,000	76,000,000	76,000,000	$ 24,000,000	24,000,000	$ 24,000,000	24,000,000	$ 24,000,000	24,000,000	24,000,000	24,000,000
Other Long-Term Liabilities derivatives | Currency risk related to purchases | Cash flow hedging item (HFH) | U.S. Dollars
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Rate | $ / shares			1.00
Other Long-Term Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
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Maximum maturity date	2049								2049
Rate			1.00		1.33						1.00		1.33
Other Long-Term Liabilities, Notional amount	$ 4,623,000,000	4,623,000,000	$ 4,623,000,000	4,623,000,000	$ 4,623,000,000	4,623,000,000	4,623,000,000	4,623,000,000	$ 2,329,000,000	2,329,000,000	$ 2,329,000,000	2,329,000,000	$ 2,329,000,000	2,329,000,000	2,329,000,000	2,329,000,000
Other Long-Term Liabilities, Fair value and carrying value	$ 75,000,000	75,000,000	75,000,000	75,000,000	75,000,000	75,000,000	$ 75,000,000	75,000,000	$ 24,000,000	$ 24,000,000	$ 24,000,000	$ 24,000,000	$ 24,000,000	$ 24,000,000	$ 24,000,000	$ 24,000,000
Other Long-Term Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | European euro
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Rate | € / $							1.00
Other Long-Term Liabilities derivatives | Interest rate risk | Cash flow hedging item (HFH) | 3.5% non-fixed rate credit facility
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Maximum maturity date	2028								—
Other Long-Term Liabilities, Notional amount	$ 124,000,000	124,000,000	124,000,000	124,000,000	124,000,000	124,000,000	$ 124,000,000	124,000,000
Other Long-Term Liabilities, Fair value and carrying value	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000
Interest rate on borrowings	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%